Debt - Future Amounts Payable Under Long-Term Debt Agreements (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt and finance leases, net	$ 3,064,679	$ 2,874,485
For the year ending Dec. 31,
2020	617
2021	682
2022	755
2023	836
2024	925
Thereafter	12,046
Cleco Power
Debt Instrument [Line Items]
Long-term debt and finance leases, net	1,327,372	$ 1,387,774
For the year ending Dec. 31,
2020	617
2021	682
2022	755
2023	836
2024	925
Thereafter	12,046
Long-term Debt Agreements
For the year ending Dec. 31,
2020	11,055
2021	330,000
2022	25,000
2023	265,000
2024	50,000
Thereafter	2,385,000
Long-term Debt Agreements | Cleco Power
For the year ending Dec. 31,
2020	11,055
2021	0
2022	25,000
2023	100,000
2024	50,000
Thereafter	$ 1,200,000